Warrants Liabilities (Details) - Schedule of Outstanding Warrants	12 Months Ended
Dec. 31, 2022 shares
Public [Member]
Schedule of Outstanding Warrants [Line Items]
Service based payments
Exercised during the year
Ending Balance	10,000,000
Private placement [Member]
Schedule of Outstanding Warrants [Line Items]
Service based payments
Exercised during the year
Ending Balance	720,000
Representative [Member]
Schedule of Outstanding Warrants [Line Items]
Service based payments
Exercised during the year
Ending Balance
Service [Member]
Schedule of Outstanding Warrants [Line Items]
Service based payments
Exercised during the year
Ending Balance	152,800